Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employee compensation and benefits	$ 739	$ 3,809	$ 6,416
Professional fees	547	435	559
Research and development		2,442	5,678
Process development and manufacturing costs		2,367	504
Other	75	1,033	828
Total accrued expenses	$ 1,361	$ 10,086	$ 13,985